Commitments and contingencies (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Details Narrative
Payments for premises lease	353,379	347,130	358,642